LONG-TERM LOAN	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
LONG-TERM LOAN
1 1 .	LONG-TERM LOAN
In July 2016, the
Group
entered into a loan facility agreement (“Original Facility Agreement”), pursuant to which the
Group
is entitled to draw down up to US$55,000. The maturity date of the loan facility is five years from the drawdown date. In September 2017, an amendment facility agreement (“Amendment Facility Agreement”) was entered, pursuant to which the maturity date was revised to five years from the amendment date and the aggregate of the facility commitments was amended to US$110,000. No other terms or conditions were changed. According to ASC
470-50,
the Group concluded that the change resulted in debt modification rather than an extinguishment of debt. As of December 31, 2017, the Group has drawn down the facility in full and US$10,000 principal was repaid.
The
 Group has repaid principal of US$22,000
and US$35,750
as of December 31, 2018
 and

2019

respectively.
 The amount repayable within twelve months was reclassified to current liabilities. The interest rate of the facility is a flexible interest rate from 2.00% to 3.50% per annum, depending on the leverage ratio of Cayman, plus London Interbank Offered Rate. The interest rate for the outstanding loan as of December 31, 2019, was approximately 3.90%.
Arrangement fee of US$4,708 was incurred to establish the loan facility, and has been capitalized on the consolidated balance sheet to offset against loan liability and accounted for under the effective interest rate method.
Management assessed no breach of its loan covenants for the year ended December 31, 2019. The loan facility is guaranteed by Rise IP, Rise HK, the WFOE and VIE. Further, the ordinary shares of certain subsidiaries of the Group were pledged as collateral for the loan facility. In addition, the Group maintained deposits held in a designated bank account as security for interest payments amounting to US$1,452 (equivalent to RMB10,108
)
as of December 31, 2019.
As of December 31, 2019, the loan principal will be due according to the following schedule:

US$
September 12, 2020	19,250
September 12, 2021	24,750
September 12, 2022	30,250
74,250